Condensed Financial Information of the Parent Company (Details) - Schedule of cash flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2021 CNY (¥)
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	¥ (87,616)		¥ (38,833)		¥ (16,627)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity loss of subsidiaries	18,396		32,350		12,618
Share-based compensation and expenses	63,656	$ 9,264
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(1,173)		(8,424)
Inter-company payable	1,539		8,000	[1]	12,206	[1]
Related parties					(23)
Other payables and accrued liabilities	4,026		1,269		131
Net cash used in operating activities	1		1,613		(119)
Effect of exchange rate changes on cash and cash equivalent and restricted cash			(1,618)		125
Net change in cash and cash equivalent	1		(5)		6
Cash and cash equivalents, beginning of year	1		6
Cash and cash equivalents, end of year	¥ 2		¥ 1		¥ 6

[1]	For the year ended March 31, 2022, UTime HK received the IPO proceeds of RMB88.2 million and made down payment for financing services of RMB19 million on behalf of UTime Limited.